CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS
NOTE 10:	CASH AND CASH EQUIVALENTS

	December 31
	2025	2024
	USD thousands

Cash	77,999	87,199
Bank deposits and money market funds	55,309	99,869

Cash and cash equivalents	133,308	187,068

As of December 31, 2025 and December 31, 2024, the cash and cash equivalents bear interest in rates up to 3.25%, and 4.25%, respectively.

The Group’s exposure to credit, and currency risks are disclosed in Note 18 on financial instruments.